Prospectus Investor Class [Member] Investment Strategy - Prospectus-Investor Class - Payden Equity Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]
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The Fund invests primarily in large-capitalization value stocks, defined as companies with sustainable cash flows and the ability to pay and grow dividends over time. The Fund may also invest in other income-producing equity securities, including preferred stocks, real estate investment trusts, and master limited partnerships. Payden employs a disciplined investment process that combines fundamental analysis and quantitative techniques to construct a portfolio of high-quality companies with durable cash flows. The strategy seeks to generate attractive current income and long-term capital appreciation while exhibiting lower volatility than the broader equity market over a long-term investment horizon. The Fund’s benchmark is the Russell 1000 Value Index, which is used for performance comparison purposes. The Fund invests in only a portion of the securities included in the benchmark and may also invest in income-producing equity securities that are not represented in the benchmark. Consistent with its investment goals of seeking to generate attractive current income and long-term capital appreciation while exhibiting lower volatility than the broad equity market, the Fund may maintain portfolio characteristics that differ from those of the benchmark. As a result, the Fund’s performance may differ from that of the benchmark from time to time.

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The Fund invests principally in U.S. securities but may invest up to 30% of its total assets in foreign securities, including securities of companies organized or headquartered in emerging markets. The Fund may invest in foreign securities directly or through American Depositary Receipts (“ADRs”) traded on U.S. exchanges.

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The Fund may invest in derivatives, including futures, forwards, swaps, and options. The Fund may use derivatives for hedging purposes, including to manage currency exposure, or to gain exposure to certain markets or market sectors consistent with the Fund’s investment strategies. The Fund may take long or short positions in currencies, including for hedging non-U.S. dollar–denominated securities.

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To obtain exposure to various markets consistent with its investment strategies, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including open-end and closed-end investment companies.